UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22908

Blackstone Real Estate Income Master Fund

Exact Name of Registrant as Specified in Charter

345 Park Avenue

42nd Floor

New York, NY 10154

Address of Principal Executive Offices

Registrant’s telephone number, including area code: (212) 583-5000

Judy Turchin, Esq.

c/o Blackstone Real Estate Income Advisors L.L.C.

345 Park Avenue

42nd Floor

New York, NY 10154

Name and Address of Agent for Service

With a Copy to:

Sarah E. Cogan, Esq.

Michael W. Wolitzer, Esq.

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

Date of fiscal year end: December 31, 2015

Date of reporting period: September 30, 2015

Item 1. The Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments

September 30, 2015 (Unaudited)

	Principal Amount	Value

LONG-TERM INVESTMENTS — 133.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 97.9%
1211 Avenue of the Americas Trust, Series 2015-1211, Class E, 4.28%, 08/10/35 (a),(b),(c)	$8,938,000	$8,014,142
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (a),(c),(d)	12,573,000	13,089,895
American Homes 4 Rent, Series 2014-SFR3, Class E, 6.42%, 12/17/36 (a),(d)	12,222,000	12,873,152
American Homes 4 Rent, Series 2015-SFR1, Class E, 5.64%, 04/17/52 (a),(d)	10,071,000	10,001,376
American Homes 4 Rent,
Series 2015-SFR2, Class A, 3.73%, 10/17/45 (a),(c)	1,619,000	1,632,260
Series 2015-SFR2, Class D, 5.04%, 10/17/45 (a),(c)	3,440,000	3,463,337
Series 2015-SFR2, Class E, 6.07%, 10/17/45 (a),(c)	8,906,000	8,964,089
Banc of America Merrill Lynch, Series 2014-FL1, Class E, 5.71%, 12/15/31 (a),(b),(d)	9,361,000	8,395,300
Banc of America Merrill Lynch, Series 2014-FRR5, Class A714, 0.00%, 01/27/47 (a),(c),(e)	14,843,755	11,314,977
Banc of America Merrill Lynch,
Series 2014-INLD, Class E, 3.54%, 12/15/29 (a),(b),(d)	21,112,000	20,726,218
Series 2014-INLD, Class F, 2.73%, 12/15/29 (a),(b),(c),(d)	45,859,000	42,166,401
Banc of America Merrill Lynch, Series 2015-ASHF, Class F, 5.21%, 01/15/28 (a),(b),(d)	8,915,000	8,884,978
Barclays Commercial Mortgage,
Series 2015-RRI, Class E, 3.81%, 05/15/32 (a),(b),(d)	26,904,000	26,643,744
Series 2015-RRI, Class F, 4.66%, 05/15/32 (a),(b),(c),(d)	26,137,000	25,857,475
BHMS Mortgage Trust,
Series 2014-ATLS, Class BFX, 4.24%, 07/05/33 (a),(c),(d)	11,129,100	11,251,355
Series 2014-ATLS, Class EFL, 4.19%, 07/05/33 (a),(b),(d)	10,000,000	9,866,692
Carefree Portfolio Trust, Series 2014-CARE, Class F, 2.79%, 11/15/19 (a),(b),(d)	13,538,000	12,933,740
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class E, 5.00%, 09/10/45 (a),(b),(d)	6,296,926	5,731,273
Citigroup Commercial Mortgage Trust, Series 2013-375 P, Class E, 3.63%, 05/10/35 (a),(b),(d)	3,099,613	2,825,080
Colony American Homes, Series 2014-1A, Class E, 3.05%, 05/17/31 (a),(b),(c),(d)	11,939,830	11,483,281
Colony American Homes, Series 2014-2A, Class E, 3.41%, 07/17/31 (a),(b),(c),(d)	4,536,361	4,422,852
Commercial Mortgage Trust, Series 2013-CR8, Class E, 4.00%, 06/10/46 (a),(b),(c),(d)	10,522,000	8,476,936
Commercial Mortgage Trust, Series 2014-CR17, Class E, 4.96%, 05/10/47 (a),(b),(c)	8,387,000	7,486,724
Commercial Mortgage Trust,
Series 2014-FL5, Class KH1, 3.85%, 08/15/31 (a),(b),(d)	16,445,000	15,813,073
Series 2014-FL5, Class KH2, 4.70%, 08/15/31 (a),(b),(d)	10,598,000	10,143,547
Commercial Mortgage Trust, Series 2014-UBS5, Class D, 3.50%, 09/10/47 (a),(c)	2,006,000	1,582,055
Commercial Mortgage Trust, Series 2014-UBS6, Class E, 4.62%, 12/10/47 (a),(b),(c)	9,693,000	7,698,990
Commercial Mortgage Trust, Series 2015-CR23, Class CME, 3.81%, 05/10/48 (a),(b),(c)	7,501,000	6,969,788
Commercial Mortgage Trust, Series 2015-CR25, Class B, 4.70%, 08/10/48 (b),(c)	2,259,000	2,360,416
Commercial Mortgage Trust, Series 2012-CR5, Class F, 4.48%, 12/10/45 (a),(b),(c)	12,489,160	10,874,980
Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.37%, 09/15/37 (a),(c),(d)	6,506,000	6,012,054
Credit Suisse Mortgage Trust, Series 2015-DEAL, Class E, 4.21%, 04/15/29 (a),(b),(c)	7,993,000	7,926,910

Credit Suisse Mortgage Trust, Series 2015-CSMC, Class E, 4.36%, 03/15/17 (a),(b),(d)	26,859,000	26,598,385
Cress Ltd.,
Series 2008, Class B, 1.48%, 12/21/42 (b)	15,078,866	13,782,083
Series 2008, Class C, 1.33%, 12/21/42 (b)	7,500,000	5,400,000
Series 2008, Class D, 1.48%, 12/21/42 (b)	4,219,000	1,919,645
Series 2008, Class E, 1.73%, 12/21/42 (b)	5,156,000	1,314,780
Series 2008, Class F, 1.00%, 12/21/42 (b)	19,637,476	1,963,748
Equity Mortgage Trust,
Series 2014-INNS, Class E, 3.65%, 05/08/31 (a),(b),(d)	10,000,000	9,924,214
Series 2014-INNS, Class F, 4.10%, 05/08/31 (a),(b),(c),(d)	24,443,000	24,046,889
GAHR Commercial Mortgage Trust,
Series 2015-NRF, Class EFX, 3.49%, 12/15/19 (a),(b),(d)	23,844,000	22,484,925
Series 2015-NRF, Class FFX, 3.49%, 12/15/19 (a),(b),(c)	4,087,000	3,791,557
GCCFC Commercial Mortgage Trust, Series 2007-GG9, Class AJ, 5.51%, 03/10/39 (b),(d)	8,454,571	8,132,587
Great Wolf Trust, Series 2015-WOLF, Class E, 4.66%, 05/15/34 (a),(b),(d)	23,719,000	23,564,554
GS Mortgage Securities Trust, Series 2006-GG8, Class B, 5.66%, 11/10/39 (c)	4,595,000	4,094,016
GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.99%, 08/10/45 (b),(d)	20,483,000	20,607,555
GS Mortgage Securities Trust, Series 2012-GCJ9, Class E, 5.01%, 11/10/45 (a),(b),(c)	10,250,422	9,104,622
GS Mortgage Securities Trust, Series 2014-GSFL, Class E, 6.15%, 07/15/31 (a),(b),(c),(d)	19,516,000	19,373,350
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.56%, 07/10/48 (b),(c)	6,297,000	6,228,016
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class C, 4.46%, 07/15/48 (b),(c)	4,510,500	4,218,819
JP Morgan Chase Commercial Mortgage Trust, Series 2013-LC11, Class E, 3.25%, 04/15/46 (a),(b),(c)	4,728,280	3,722,433

See Notes to Consolidated Schedule of Investments

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Trust, Series 2014-FL6, Class D, 4.46%, 11/15/31 (a),(b),(d)	$12,282,000	$11,894,531
JP Morgan Chase Commercial Mortgage Trust, Series 2014-INN, Class E, 3.81%, 06/15/29 (a),(b),(d)	16,535,000	16,386,460
JP Morgan Chase Commercial Mortgage Trust, Series 2015-SGP, Class D, 1.00%, 07/15/36 (a),(b),(d)	39,330,000	39,330,000
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AJ, 5.41%, 11/15/38 (c),(d)	13,117,428	11,637,474
Merrill Lynch Mortgage Trust, Series 2007-C1, Class AJ, 6.03%, 06/12/50 (b),(c)	8,222,000	3,621,199
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class G, 4.50%, 08/15/45 (a),(d)	12,300,651	10,686,793
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class F, 4.44%, 02/15/46 (a),(b),(d)	10,844,953	9,201,264
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class E, 4.30%, 05/15/46 (a),(b),(c)	5,516,000	4,735,831
Series 2013-C9, Class F, 4.30%, 05/15/46 (b),(c)	8,644,588	7,140,506
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C10, Class F, 4.22%, 07/15/46 (a),(b),(c)	10,598,802	8,965,048
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class E, 4.93%, 10/15/46 (a),(b),(d)	6,233,532	5,627,712
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.99%, 02/15/47 (a),(b),(c)	2,315,542	2,191,610
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class E, 5.06%, 04/15/47 (a),(b),(c)	4,000,000	3,572,164
Taurus CMBS PLC, Series 2015-EU3, Class E, REG S, 1.00%, 04/22/28 (b)	5,477,000	5,749,934
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27, Class AJ, 5.83%, 07/15/45 (b),(c),(d)	16,829,837	16,917,253
Series 2006-C27, Class B, 5.87%, 07/15/45 (b),(c)	11,503,000	10,253,866
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AJ, 5.37%, 11/15/48 (b),(d)	22,785,682	22,854,467

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $733,508,121)		746,925,380

INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Commerical Mortgage Trust, Series 2013-LC6, Class XC, 0.93%, 01/10/46 (a),(b),(c)	92,323,222	4,482,311
JP Morgan Chase Commercial Mortgage Trust, Series 2013-C16, Class XC, 1.43%, 12/15/46 (a),(b),(c)	36,883,521	2,952,950
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XC, 1.01%, 04/15/47 (a),(b),(c)	28,065,772	1,597,740

TOTAL INTEREST ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (COST $8,914,671)		9,033,001

BANK LOAN — 2.2%
Four Seasons Holdings, Inc., 6.25%, 12/27/20 (b)	17,028,000	16,942,860

TOTAL BANK LOANS (COST $17,064,602)		16,942,860

MEZZANINE DEBT — 23.6%
BHMS Mortgage Trust, Series 2014-MZ, Class M, 7.37%, 07/05/33 (a),(b),(c)	20,204,000	19,965,985
Carefree Portfolio Trust, Series 2014-CMZA, Class MZA, 6.18%, 11/15/19 (a),(b),(c)	24,624,000	24,576,911
CGBAM Commercial Mortgage Trust, Series 2015-SMRT, Class MZ, 8.21%, 04/10/20 (c)	102,500,000	104,244,601
Credit Suisse Mortgage Trust, Series 2015-SAMZ, Class MZ, 5.94%, 08/15/22 (a),(b),(c)	14,776,000	14,776,739
Equity Mortgage Trust, Series 2014-INMZ, Class M, 4.95%, 05/08/31 (a),(b),(c)	16,207,241	16,062,000

TOTAL MEZZANINE DEBT (COST $178,733,806)		179,626,236

HIGH YIELD BONDS & NOTES — 5.6%
CPUK Finance Ltd. REG S, 7.00%, 02/28/42 (f)	27,990,000	42,489,534

TOTAL HIGH YIELD BONDS & NOTES (COST $43,724,606)		42,489,534

	Shares	Value
COMMON STOCK — 2.7%
REITS-Mortgage — 2.7%
Apollo Commercial Real Estate Finance, Inc. (c)	1,334,516	20,965,246

TOTAL COMMON STOCK (COST $22,128,961)		20,965,246

TOTAL LONG-TERM INVESTMENTS (COST $1,004,074,767)		1,015,982,257

See Notes to Consolidated Schedule of Investments

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.5%
MUTUAL FUND-MONEY MARKET — 2.5%
JP Morgan Prime Money Market	19,200,756	$19,200,756

TOTAL SHORT-TERM INVESTMENTS (COST $19,200,756)		19,200,756

TOTAL INVESTMENTS IN SECURITIES — 135.7% (COST $1,023,275,523) (g)		1,035,183,013

SECURITIES SOLD SHORT — (28.3)%
HIGH YIELD BOND — (4.7)%
United Kingdom Gilt, 2.00%, 07/22/20	22,669,000	(35,630,205)

TOTAL HIGH YIELD BOND (PROCEEDS $36,185,926)		(35,630,205)

U.S. TREASURY NOTES — (23.6)%
U.S. Treasury Notes, 1.38%, 08/31/20	38,000,000	(38,069,278)
U.S. Treasury Notes, 1.38%, 03/31/20	50,000,000	(50,186,855)
U.S. Treasury Notes, 2.00%, 08/15/25	92,243,000	(91,883,888)

TOTAL U.S. TREASURY NOTES (PROCEEDS $178,680,061)		(180,140,021)

TOTAL SECURITIES SOLD SHORT (PROCEEDS $214,865,987)		(215,770,226)

Other Assets and Liabilities (h) — (7.4)%		(56,439,122)

Net Assets — 100.0%		$762,973,665

Footnote Legend:

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(b)	Variable/floating interest rate security. Rate presented is as of September 30, 2015.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	All or a portion of this security is pledged as collateral in connection with reverse repurchase agreements.
(e)	Non-interest bearing bond.
(f)	Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Security may only be offered or sold outside of the United States unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.
(g)	The cost for federal income tax purposes was $1,023,275,523. At September 30, 2015, net unrealized appreciation for all securities based on tax cost was $11,907,490. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,740,561 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,833,071.
(h)	Assets, other than investments in securities, less liabilities other than securities sold short.

Abbreviation Legend:
REITS	Real Estate Investment Trusts

Reverse Repurchase Agreements Outstanding at September 30, 2015

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Bank of America Merrill Lynch	1.69%	9/30/2015	10/30/2015	$5,349,000	$5,349,251
Bank of America Merrill Lynch	1.69%	9/30/2015	10/30/2015	5,139,000	5,139,241
Bank of America Merrill Lynch	2.08%	8/19/2015	11/19/2015	11,864,000	11,893,475
Bank of America Merrill Lynch	2.08%	8/19/2015	11/19/2015	5,964,000	5,978,817
Bank of America Merrill Lynch	2.08%	8/19/2015	11/19/2015	10,952,000	10,979,210
Bank of America Merrill Lynch	2.08%	8/19/2015	11/19/2015	5,459,000	5,472,563
Bank of America Merrill Lynch	2.08%	8/19/2015	11/19/2015	2,255,000	2,260,602
Bank of America Merrill Lynch	2.08%	8/19/2015	11/19/2015	1,746,000	1,750,338
Bank of America Merrill Lynch	2.18%	8/19/2015	11/19/2015	7,448,000	7,467,394

See Notes to Consolidated Schedule of Investments

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Bank of America Merrill Lynch	2.28%	8/19/2015	11/19/2015	$7,418,000	$7,438,202
Bank of America Merrill Lynch	2.28%	8/19/2015	11/19/2015	2,867,000	2,874,808
Bank of America Merrill Lynch	1.93%	8/26/2015	11/25/2015	1,656,000	1,659,196
Bank of America Merrill Lynch	1.93%	8/26/2015	11/25/2015	8,342,000	8,358,100
Bank of America Merrill Lynch	2.04%	9/15/2015	12/15/2015	3,430,000	3,433,110
Bank of America Merrill Lynch	2.04%	9/15/2015	12/15/2015	5,628,000	5,633,103
Bank of America Merrill Lynch	2.04%	9/15/2015	12/15/2015	6,626,000	6,632,008
Bank of America Merrill Lynch	2.04%	9/15/2015	12/15/2015	3,407,000	3,410,089
Bank of America Merrill Lynch	2.29%	9/15/2015	12/15/2015	5,240,000	5,245,333
Bank of America Merrill Lynch	1.92%	9/22/2015	12/22/2015	9,508,000	9,512,564
Bank of America Merrill Lynch	2.17%	9/22/2015	12/22/2015	8,652,000	8,656,694
Bank of America Merrill Lynch	2.17%	9/22/2015	12/22/2015	7,515,000	7,519,077
RBC Capital Markets, LLC	1.54%	7/21/2015	10/21/2015	6,266,000	6,285,321
RBC Capital Markets, LLC	1.45%	7/22/2015	10/22/2015	8,784,000	8,809,033
RBC Capital Markets, LLC	1.83%	6/30/2015	10/26/2015	16,603,000	16,681,477
RBC Capital Markets, LLC	1.84%	6/25/2015	10/26/2015	15,920,000	15,999,765
RBC Capital Markets, LLC	1.94%	6/26/2015	10/26/2015	5,397,000	5,425,208
RBC Capital Markets, LLC	1.66%	8/12/2015	11/12/2015	9,829,000	9,851,719
RBC Capital Markets, LLC	1.82%	8/17/2015	11/17/2015	13,368,000	13,398,420
RBC Capital Markets, LLC	1.57%	8/18/2015	11/18/2015	12,405,000	12,428,872
RBC Capital Markets, LLC	1.83%	9/4/2015	12/4/2015	11,798,000	11,814,215
RBC Capital Markets, LLC	1.93%	9/4/2015	12/4/2015	12,864,000	12,882,645
RBC Capital Markets, LLC	1.83%	9/9/2015	12/9/2015	11,185,000	11,197,529
RBC Capital Markets, LLC	1.93%	9/9/2015	12/9/2015	6,689,000	6,696,901
RBC Capital Markets, LLC	1.94%	6/23/2015	12/23/2015	10,332,000	10,387,783
RBC Capital Markets, LLC	2.04%	6/19/2015	12/23/2015	15,062,000	15,062,000
RBC Capital Markets, LLC	1.95%	7/14/2015	1/14/2016	20,265,000	20,351,717
RBC Capital Markets, LLC	2.00%	7/15/2015	1/15/2016	4,508,000	4,527,574
RBC Capital Markets, LLC	2.00%	7/15/2015	1/15/2016	7,408,000	7,440,165
RBC Capital Markets, LLC	2.10%	7/15/2015	1/15/2016	2,722,000	2,734,409
RBC Capital Markets, LLC	1.61%	9/21/2015	1/22/2016	18,400,000	18,408,239
RBC Capital Markets, LLC	1.60%	9/25/2015	1/25/2016	11,861,000	11,864,157
RBC Capital Markets, LLC	1.88%	9/30/2015	3/30/2016	29,498,000	29,499,543

Total Reverse Repurchase Agreements Outstanding				$377,629,000	$378,409,867

Forward Foreign Currency Exchange Contracts Outstanding at September 30, 2015

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	5,484,000	USD	8,531,459	Citigroup Global Markets, Inc.	07/31/17	$(249,667)
USD	5,754,330	EUR	5,100,000	State Street Bank and Trust Company	09/28/16	7,365
USD	63,426,848	GBP	40,804,714	Citigroup Global Markets, Inc.	07/31/17	1,804,648

Total Forward Foreign Currency Exchange Contracts Outstanding						$1,562,346

OTC Credit Default Swaps on Index (Sell Protection) — Outstanding at September 30, 2015

Reference Obligation	Rating	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Citibank, N.A.	103,326,210 USD	$(3,658,155)	$801,643	$(4,459,798)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Morgan Stanley & Co. LLC	5,532,220 USD	(195,862)	35,503	(231,365)
CMBX.NA.BB.6	BB	5.00%	05/25/63	Goldman Sachs & Co.	26,875,610 USD	(951,503)	94,725	(1,046,228)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Citibank, N.A.	11,838,410 USD	(634,608)	(322,722)	(311,886)
CMBX.NA.BB.7	BB	5.00%	01/25/47	Morgan Stanley & Co. LLC	5,000,000 USD	(268,029)	(9,739)	(258,290)
CMBX.NA.BBB-.7	BBB	3.00%	01/25/47	Morgan Stanley & Co. LLC	41,815,000 USD	(2,355,396)	(1,802,874)	(552,522)
CMBX.NA.BBB-.7	BBB	3.00%	01/25/47	Citibank, N.A.	4,186,000 USD	(235,793)	(199,977)	(35,816)
CMBX.NA.BBB-.7	BBB	3.00%	01/25/47	Goldman Sachs & Co.	11,838,000 USD	(666,822)	(557,754)	(109,068)
CMBX.NA.BBB.6	BB	5.00%	01/25/47	Citibank, N.A.	4,425,510 USD	(249,284)	(139,592)	(109,692)
CMBX.NA.BBB.7	BB	5.00%	01/25/47	Goldman Sachs & Co.	8,067,000 USD	(432,438)	(117,833)	(314,605)

Total OTC Credit Default Swaps on Index (Sell Protection)						$(9,647,890)	$(2,218,620)	$(7,429,270)

See Notes to Consolidated Schedule of Investments

Blackstone Real Estate Income Master Fund

Consolidated Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

(1)	The maximum potential amount the Master Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swaps on Index (Buy Protection) — Outstanding at September 30, 2015

Reference Obligation	Rating	Master Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.20	BB	(5.00%)	06/20/18	Citibank, N.A.	30,720,000 USD	$(1,771,573)	$(2,450,707)	$679,134
CDX.NA.HY.21	BB	(5.00%)	06/20/18	Citibank, N.A.	28,800,000 USD	(1,517,160)	(2,229,120)	711,960
CDX.NA.HY.22	BB	(5.00%)	06/20/19	Citibank, N.A.	58,560,000 USD	(2,920,324)	(4,449,198)	1,528,874
CDX.NA.HY.23	BB	(5.00%)	12/20/19	Citibank, N.A.	97,000,000 USD	(4,587,266)	(4,187,167)	(400,099)

Total Centrally Cleared Credit Default Swaps on Index (Buy Protection)						$(10,796,323)	$(13,316,192)	$2,519,869

OTC Total Return Swaps Outstanding at September 30, 2015

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
J.C. Penney Corp., Inc.	05/22/2018	Citibank, N.A.	3,421,499 USD	$1896
J.C. Penney Corp., Inc.	05/22/2018	Citibank, N.A.	3,436,422 USD	1,904
Four Seasons Holding, Inc.	06/29/2020	Citibank, N.A.	8,894,152 USD	(46,943)
Four Seasons Holding, Inc.	06/29/2020	Citibank, N.A.	1,996,477 USD	(14,197)
CPUK Finance Ltd.	03/11/2016	Citibank, N.A.	30,000,000 GBP	486,520
CityCenter Holdings LLC	10/16/2020	Citibank, N.A.	8,278,000 USD	(1,639)
CityCenter Holdings LLC	10/16/2020	Citibank, N.A.	3,777,000 USD	(4,596)

Total OTC Total Return Swaps Outstanding				$422,945

Centrally Cleared Interest Rate Swaps Outstanding at September 30, 2015

Master Fund Pay/ Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receives	Three-Month Libor	2.03%	05/20/21	Citibank, N.A.	100,000,000 USD	$(2,901,185)	$—	$(2,901,185)

Total Centrally Cleared Interest Rate Swap Outstanding						$(2,901,185)	$—	$(2,901,185)

See Notes to Consolidated Schedule of Investments

Blackstone Real Estate Income Master Fund

Consolidated Notes to Schedule of Investments (Unaudited)

September 30, 2015

1. Organization

Blackstone Real Estate Income Master Fund (the ‘‘Master Fund’’), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is a non-diversified, closed-end management investment company. The Master Fund has formed a subsidiary (the “Subsidiary”) organized in the Cayman Islands, through which the Master Fund invests in securities exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Blackstone Real Estate Income Fund (“Feeder Fund I”) and Blackstone Real Estate Income Fund II (“Feeder Fund II” and together with Feeder Fund I, the “Feeder Funds”) invest substantially all of their assets in the Master Fund. The Master Fund’s investment objective is to seek long-term total return, with an emphasis on current income, by primarily investing in a broad range of real estate-related debt investments.

The investment manager of the Master Fund and the Feeder Funds is Blackstone Real Estate Income Advisors L.L.C. (the “Investment Manager”), a registered investment advisor under the Investment Advisers Act of 1940, as amended. The Board of Trustees of the Master Fund and the Feeder Funds supervises the conduct of the Master Funds’ and Feeder Funds’ affairs and, pursuant to the investment management agreements, has engaged the Investment Manager to manage the Master Fund’s and the Feeder Funds’ day-to-day investment activities and operations.

2. Basis of Presentation

The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standard Board.

The Master Fund’s Consolidated Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars. The Master Fund’s Investment Portfolio has been consolidated and includes the portfolio holdings of the Master Fund and the Subsidiary. All inter-company transactions and balances have been eliminated.

3. Fair Value Hierarchy

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in Level 3. The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Master Fund does not adjust the quoted price for these investments.

•	Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date.

•

Level 3 – pricing inputs are unobservable and include instances where there is minimal, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

Blackstone Real Estate Income Master Fund

Schedule of Investments

September 30, 2015 (Unaudited)

The following is a summary categorization, as of September 30, 2015, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

Asset Description:	Level 1		Level 2		Level 3	Total
Investments in Securities:
Commercial Mortgage-Backed Securities	$—		$722,545,124		$24,380,256	$746,925,380
Interest Only Commercial Mortgage-Backed Securities	—		9,033,001		—	9,033,001
Bank Loans	—		16,942,860		—	16,942,860
Mezzanine Debt	—		179,626,236		—	179,626,236
High Yield Bonds & Notes	—		42,489,534		—	42,489,534
Common Stock	20,965,246		—		—	20,965,246
Mutual Fund-Money Market	19,200,756		—		—	19,200,756
Total Return Swap Contract	—		422,945	[1]	—	422,945
Total Investments in Securities and Swaps Contract:	$40,166,002		$971,059,700		$24,380,256	$1,035,605,958
Forward Foreign Currency Exchange Contracts	1,562,346	[1]	—		—	1,562,346
Cash	29,076,987		—		—	29,076,987
Restricted cash segregated with counterparties	254,554,779		—		—	254,554,779
Total Assets	$325,360,114		$971,059,700		$24,380,256	$1,320,800,070

Liability Description:	Level 1		Level 2		Level 3	Total
Securities Sold Short	$—		$215,770,226		$—	$215,770,226
Reverse Repurchase Agreements	—		378,409,867		—	378,409,867
Credit Default Swap Contracts	—		20,444,213		—	20,444,213
Interest Rate Swap Contract	—		2,901,185		—	2,901,185
Total Liabilities	$—		$617,525,491		$—	$617,525,491

[1]	Represents unrealized appreciation (depreciation).

There were no transfers between Level 1 and Level 2 during the period ended September 30, 2015.

The changes in investments measured at fair value for which the Master Fund used Level 3 inputs to determine fair value are as follows:

Asset Description:	Commercial Mortgage- Backed Securities	Total
Balance as of January 1, 2015	$47,005,068	$47,005,068
Transfers In	—	—
Transfers Out	—	—
Purchases	—	—
Sales	(28,694,757)	(28,694,757)
Net realized gain (loss)	2,069,730	2,069,730
Amortization Premium/Discount	156,625	156,625
Net change in unrealized appreciation	3,843,590	3,843,590

Balance as of September 30, 2015	$24,380,256	$24,380,256

Net change in unrealized appreciation related to investments still held as of September 30, 2015	$3,781,844	$3,781,844

Blackstone Real Estate Income Master Fund

Schedule of Investments (Continued)

September 30, 2015 (Unaudited)

Investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Real Estate Income Master Fund

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Nash
Michael Nash (Principal Executive Officer)
Chairman, Chief Executive Officer and President

November 24, 2015

By:	/s/ Garrett Goldberg
Garrett Goldberg
(Principal Financial and Accounting Officer)
Chief Financial Officer and Treasurer

November 24, 2015